Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation [Line Items]
Percentage vote and value of subsidiaries included in the Group consolidated federal tax return	80.00%	80.00%	80.00%
Percentage vote and value of subsidiaries in the Group consolidated state tax return	50.00%	50.00%	50.00%
Income tax expense/(benefit)	$ 30,525	$ (55,719)	$ 3,756
Deferred income tax expense (benefit)	32,817	(70,120)	(18,491)
Current tax expense	(2,292)	14,401	22,247
Federal - current
Taxation [Line Items]
Deferred income tax expense (benefit)	29,294	(48,240)	(15,416)
Current tax expense	(2,246)	13,065	22,138
Tax losses			215,400
Tax credits	1,396	4,500	3,900
Unused federal orphan drug tax credits	930	6,100
Federal - current | Operating loss carryforwards not subject to expiration
Taxation [Line Items]
Tax losses	2,305
Massachusetts
Taxation [Line Items]
Tax losses	111,446	71,700	27,900
Tax credits	98	600	$ 1,300
US
Taxation [Line Items]
Deferred tax assets (liabilities), net, not recognized	$ 88,058	$ 92,962